Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2014
Cash equivalents:
Maximum original maturity period of highly liquid debt instruments to be considered as cash equivalents	3 months
TNCLP
Consolidation and Noncontrolling Interest
Ownership interest (as a percent)	75.30%
Percentage of ownership interest held by outside investors	24.70%